S000000585 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended	199 Months Ended	310 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	14.59%	8.07%	17.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	8.42%	14.82%
BARON OPPORTUNITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		19.43%	9.80%		19.83%		10.42%
Performance Inception Date							Feb. 29, 2000
BARON OPPORTUNITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.27%	8.79%		18.01%		9.50%
Performance Inception Date							Feb. 29, 2000
BARON OPPORTUNITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	7.50%		16.19%		8.77%
Performance Inception Date							Feb. 29, 2000
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.73%	10.08%		20.15%	10.60%
Performance Inception Date	[1]					May 29, 2009
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.72%	10.08%	10.61%	20.16%
Performance Inception Date	[1]			Aug. 31, 2016

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.